Promissory note payable (Details Narrative)	12 Months Ended
Feb. 29, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	8.00%
Accrued interest	$ 12,171
Expoworld Ltd [Member]
IfrsStatementLineItems [Line Items]
Promissory note	$ 850,000